Deposits [Text Block]	12 Months Ended
Mar. 31, 2016
Banking and Thrift [Abstract]
Deposits [Text Block]
9.	DEPOSITS

The balances of time deposits, including CDs, issued in amounts of ¥10 million (approximately U.S.$89 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2016) or more with respect to domestic deposits and issued in amounts of U.S.$100,000 or more with respect to foreign deposits were ¥26,741,038 million and ¥27,056,193 million, respectively, at March 31, 2015, and ¥29,005,124 million and ¥23,867,036 million, respectively, at March 31, 2016.

The maturity information at March 31, 2016 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥35,553,119	¥24,020,814
Due after one year through two years	6,076,048	460,129
Due after two years through three years	2,957,445	280,569
Due after three years through four years	981,293	146,945
Due after four years through five years	998,626	34,147
Due after five years	846,129	6,503

Total	¥47,412,660	¥24,949,107